Memorandum items	12 Months Ended
Dec. 31, 2024
Off-Balance Sheet Exposures [Abstract]
Memorandum items	Memorandum items
Memorandum items relates to balances representing rights, obligations and other legal situations that in the future may have an impact on net assets, as well as any other balances needed to reflect all transactions performed by the consolidated entities although they may not impinge on their net assets.
a) Guarantees and contingent commitments granted
Contingent liabilities includes all transactions under which an entity guarantees the obligations of a third party and which result from financial guarantees granted by the entity or from other types of contracts. The detail is as follows:

	2024	2023	2022
Loans commitment granted	302,861	279,589	274,075
Of which impaired	511	406	653
Financial guarantees granted	16,901	15,435	12,856
Of which impaired	217	578	521
Financial guarantees	16,887	15,400	12,813
Credit derivatives sold	14	35	43
Other commitments granted	134,493	113,273	92,672
Of which impaired	793	542	608
Technical guarantees	61,551	57,363	50,508
Other	72,942	55,910	42,164
The breakdown as at 31 December 2024 of the exposures and the provision fund out of balance sheet by impairment stage is EUR 435,147 million and EUR 305 million (EUR 398,243 million and EUR 302 million in 2023 and EUR 370,729 million and EUR 331 million in 2022) in stage 1, EUR 17,587 million and EUR 192 million (EUR 8,528 million and EUR 174 million in 2023 and EUR 7,092 million and EUR 191 million in 2022) in stage 2 and EUR 1,521 million and EUR 213 million (EUR 1,526 million and EUR 226 million in 2023 and EUR 1,782 million and EUR 212 million in 2022) in stage 3, respectively.
Income from guarantee instruments is recognised under 'Fee and commission income' in the consolidated income statements and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee.
i. Loan commitments granted
Loan commitments granted: firm commitments of grating of credit under predefined terms and conditions, except for those that comply with the definition of derivatives as these can be settled in cash or through the delivery of issuance of another financial instrument. They include stand-by credit lines and long-term deposits.
ii. Financial guarantees granted
Financial guarantees includes, inter alia, financial guarantee contracts such as financial bank guarantees, credit derivatives sold, and risks arising from derivatives arranged for the account of third parties.
iii. Other commitments granted
Other contingent liabilities include all commitments that could give rise to the recognition of financial assets not included in the above items, such as technical guarantees and guarantees for the import and export of goods and services.
b) Memorandum items
i. Off-balance-sheet funds under management
The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

EUR million
	2024	2023	2022
Investment funds	178,840	165,174	142,189
Pension funds	15,646	14,831	14,021
Assets under management	35,999	29,732	25,670
	230,485	209,737	181,880
ii. Non-managed marketed funds
Additionally, at 31 December 2024 there are non-managed marketed funds totalling EUR 62,002 million (EUR 50,036 million and EUR 48,379 million at 31 December 2023 and 2022, respectively).
c) Third-party securities held in custody
At 31 December 2024 the Group held in custody debt securities and equity instruments totalling EUR 292,216 million (EUR 268,338 million and EUR 231,263 million at 31 December 2023 and 2022, respectively) entrusted to it by third parties.